TAXES ON INCOME - Schedule of Taxes on Income Included in Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current:
Domestic	$ 202	$ 252	$ 308
Foreign	60	125	45
Current income tax expense benefit	262	377	353
Deferred:
Domestic	(38)	(6)	12
Foreign	(61)	(37)	(6)
Deferred income tax expense benefit	(99)	(43)	6
TAXES ON INCOME	$ 163	$ 334	$ 359